Summary of changes in operating assets and liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Trade and other receivables	$ (1,009)	$ 1,101
Inventory	135	242
Prepaid expenses and other current assets	166	159
Accounts payable and accrued liabilities	(415)	238
Deferred revenues	(9)	3
Provision for restructuring and other costs	(194)	(290)
Employee future benefits	(93)	(126)
Increase (decrease) in operating assets and liabilities	$ (1,419)	$ 1,327